Expected credit losses on financial assets and reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 82,811	R$ 27,247
Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	8,855	0
Financial assets at fair value through other comprehensive income | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	8,855	0
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	73,956	27,247
Evaluated at amortized cost | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	1,087	0
Evaluated at amortized cost | Securities purchased under agreements to resell
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	370	0
Evaluated at amortized cost | Loans and credit card operations
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	7,101	2
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	55,485	18,630
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,418	4,501
Evaluated at amortized cost | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 3,495	R$ 4,114